FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

February 8, 2008
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 102

Form 13F Information Table Value Total: $3,414,648 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


FORM 13F INFORMATION TABLE
For Quarter Ended: 12/31/07                      Name of Reporting Manager:  Sandell Asset Management

                                                                                                          Item 8:
Item 1:                          Item 2 :         Item 3:   Item 4:    Item 5:    Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                Title of Class      CUSIP   Fair Market Shares or  Investment Other    (a)        (b)       (c)
                                                  Number     Value    Principal  Discretion Managers Sole     Shared     None
                                                           (X$1000)    Amount

ADVANCED MICRO DEVICES INC PUTS  COM              007903107   6,000    800,000 PUT  SOLE                800,000   -         -
ALLIED CAP CORP NEW PUTS         COM              01903Q108   3,008    139,900 PUT  SOLE                139,900   -         -
ALLIED DEFENSE GROUP INC         COM              019118108   1,044    180,957 SHS  SOLE                180,957   -         -
AMERICA MOVIS SAB DE CV          SPON ADR L SHS   02364W105  23,703    386,100 SHS  SOLE                386,100   -         -
AMERICAN EQTY INVT LIFE HLD      NOTE 5.250%12/0  025676AE7  13,132 14,000,000 PRN  SOLE                      -   -         -
AMERICAN MED SYS HLDGS INC NOTES NOTE 3.250% 7/0  02744MAA6   5,935  6,000,000 PRN  SOLE                      -   -         -
AMERICAN ORIENTAL BIOENGR IN     COM              028731107   7,324    660,994 SHS  SOLE                660,994   -         -
AMERICREDIT CORP .75% NOTES      NOTE 0.750% 9/1  03060RAP6   6,797  9,500,000 PRN  SOLE                      -   -         -
AMR CORP PUT                     COM              001765106   1,613    115,000 PUT  SOLE                115,000   -         -
ANADARKO PETE CORP               COM              032511107  57,022    868,041 SHS  SOLE                868,041   -         -
BIONOVO INC                      COM              090643107     920    537,908 SHS  SOLE                537,908   -         -
BLACK HILLS CORP                 COM              092113109   4,410    100,000 SHS  SOLE                100,000   -         -
BLOCK H & R INC                  COM              093671105  89,320  4,809,896 SHS  SOLE              4,809,896   -         -
CABOT OIL & GAS CORP             COM              127097103   2,422     60,000 SHS  SOLE                 60,000   -         -
CARDIUM THERAPEUTICS INC         COM              141916106   2,830  1,088,650 SHS  SOLE              1,088,650   -         -
CENTRAL EUROPEAN DIST CORP       COM              153435102   3,026     52,100 SHS  SOLE                 52,100   -         -
CHESAPEAKE ENERGY CORP NOTES     NOTE 2.750%11/1  165167BW6   5,841  5,000,000 PRN  SOLE                      -   -         -
CHINACAST EDU CORP               UNIT 03/16/2009  16946T208     900     75,000 SHS  SOLE                 75,000   -         -
CHOICEPOINT INC                  COM              170388102  57,811  1,587,335 SHS  SOLE              1,587,335   -         -
CITIGROUP INC PUTS               COM              172967101  44,160  1,500,000 PUT  SOLE              1,500,000   -         -
CMS ENERGY CORP                  COM              125896100   1,203     69,204 SHS  SOLE                 69,204   -         -
COEUR D ALENE MINES CORP IDA     COM              192108108   7,369  1,491,799 SHS  SOLE              1,491,799   -         -
CONTINENTAL AIRLINES PUTS        CL B             210795308   6,119    275,000 PUT  SOLE                275,000   -         -
CYPRESS SEMICONDUCTOR            COM              232806109  52,824  1,466,120 SHS  SOLE              1,466,120   -         -
DAYSTAR TECHNOLOGIES INC         COM              23962Q100     985    157,674 SHS  SOLE                157,674   -         -
DELTA PETE CORP NOTES            NOTE 3.750% 5/0  247907AD0   5,826  6,000,000 PRN  SOLE                      -   -         -
DEVELOPERS DIVERSIFIED RLTY PUTS COM              251591103     957     25,000 PUT  SOLE                 25,000   -         -
DEVON ENERGY CORP NEW            COM              25179M103   6,668     75,000 SHS  SOLE                 75,000   -         -
DIAMOND OFFSHORE DRILLING IN     COM              25271C102   3,550     25,000 SHS  SOLE                 25,000   -         -
DUKE REALTY CORP PUTS            COM NEW          264411505   1,966     75,400 PUT  SOLE                 75,400   -         -
DYNEGY INC DEL                   CL A             26817G102   7,814  1,094,400 SHS  SOLE              1,094,400   -         -
E TRADE FINANCIAL CORP           COM              269246104   5,662  1,595,000 SHS  SOLE              1,595,000   -         -
EDISON INTL                      COM              281020107   2,669     50,000 SHS  SOLE                 50,000   -         -
EL PASO CORP                     COM              28336L109  19,395  1,125,000 SHS  SOLE              1,125,000   -         -
EL PASO ELEC CO                  COM NEW          283677854   1,279     50,000 SHS  SOLE                 50,000   -         -
EMPRESA DIST Y COMERCIAL NOR     SPON ADR         29244A102   8,082    367,350 SHS  SOLE                367,350   -         -
ENVIRONMENTAL PWR CORP           COM NEW          29406L201     157     34,285 SHS  SOLE                 34,285   -         -
EPIQ SYS INC                     COM              26882D109   5,244    301,205 SHS  SOLE                301,205   -         -
EURONET WORLDWIDE INC NOTES      NOTE 3.500% 10/1 298736AF6   5,213  5,000,000 PRN  SOLE                      -   -         -
EXCO RESOURCES INC               COM              269279402  70,384  4,546,784 SHS  SOLE              4,546,784   -         -
FAIR ISAAC CORP                  COM              303250104  92,399  2,874,000 SHS  SOLE              2,874,000   -         -
FORD MTR CO DEL                  NOTE 4.250%12/1  345370CF5     994  1,000,000 PRN  SOLE                      -   -         -
GAMMON GOLD INC                  COM              36467T106   1,452    181,800 SHS  SOLE                181,800   -         -
GENCORP INC                      COM              368682100  62,056  5,322,115 SHS  SOLE              5,322,115   -         -
GENCORP INC NOTES                SDCV 2.250%11/1  368682AK6   1,785  2,000,000 PRN  SOLE                      -   -         -
GENERAL GROWTH PPTYS INC PUTS    COM              370021107   9,924    241,000 PUT  SOLE                241,000   -         -
GRIFFON CORP                     COM              398433102  15,622  1,254,744 SHS  SOLE              1,254,744   -         -
HARRAHS ENTMT INC                 COM             413619107  51,512    580,420 SHS  SOLE                580,420   -         -
HARRAHS ENTMT INC CALLS          COM              413619107 568,000  6,400,000 CALL SOLE              6,400,000   -         -
*HEINZ HJ CO                     COM              423074103 251,204  5,381,400 SHS  SHARED                    -   5,381,400 -
HOLOGIC INC                      FRNT 2.000%12/1  436440AA9  10,814 10,000,000 PRN  SOLE                      -   -         -
HOUSE OF TAYLOR JEWELRY INC      COM              44176R106     497  1,329,794 SHS  SOLE              1,329,794   -         -
HUTCHISON TELECOMM INTL LTD      SPONSORED ADR    44841T107   9,147    403,855 SHS  SOLE                403,855   -         -
INFOSPACE INC                    COM NEW          45678T201  52,099  2,771,204 SHS  SOLE              2,771,204   -         -
INOVIO BIOMEDICAL CORP           COM              45773H102     284    308,381 SHS  SOLE                308,381   -         -
INTEGRYS ENERGY GROUP INC        COM              45822P105   1,137     22,000 SHS  SOLE                 22,000   -         -
KEY ENERGY SVCS INC              COM              492914106  31,391  2,181,411 SHS  SOLE              2,181,411   -         -
LIFEPOINT HOSPITALS INC NOTES    NOTE 3.500% 5/1  53219LAH2   4,024  4,500,000 PRN  SOLE                      -   -         -
LIGAND PHARMACEUTICALS INC       CL B             53220K207   3,965    820,852 SHS  SOLE                820,852   -         -
LUMERA CORP                      COM              55024R106     158     60,444 SHS  SOLE                 60,444   -         -
MENTOR GRAPHICS CORP             SDCV 6.250% 3/0  587200AF3   4,383  4,295,000 PRN  SOLE                      -   -         -
MGI PHARMA INC                   COM              552880106  90,286  2,227,629 SHS  SOLE              2,227,629   -         -
MIRANT CORP                      COM              60467R100 218,369  5,602,073 SHS  SOLE              5,602,073   -         -
MOLINA HEALTHCARE INC            NOTE 3.750%10/0  60855RAA8   4,492  4,000,000 PRN  SOLE                      -   -         -
NABORS INDUSTRIES LTD            SHS              G6359F103   8,910    325,300 SHS  SOLE                325,300   -         -
NEUROBIOLOGICAL TECH INC         COM NEW          64124W304   1,675    543,854 SHS  SOLE                543,854   -         -
NII HLDGS INC                    CL B NEW         62913F201  16,407    339,550 SHS  SOLE                339,550   -         -
NOBLE CORPORATION                SHS              G65422100  13,421    237,500 SHS  SOLE                237,500   -         -
NORTHWEST AIRLS CORP             COM              667280408  17,107  1,179,000 SHS  SOLE              1,179,000   -         -
OCWEN FINL CORP                  NOTE 3.250% 8/0  675746AD3   4,649  6,000,000 PRN  SOLE                      -   -         -
OIL STS INTL INC                 COM              678026105   3,412    100,000 SHS  SOLE                100,000   -         -
PEPCO HOLDINGS INC               COM              713291102   2,833     96,600 SHS  SOLE                 96,600   -         -
PIONEER NAT RES CO               COM              723787107 165,250  3,383,495 SHS  SOLE              3,383,495   -         -
PLAINS EXPL& PRODTN CO           COM              726505100 286,658  5,308,484 SHS  SOLE              5,308,484   -         -
PROSPECT MEDICAL HOLDINGS IN     CL A             743494106   1,242    300,000 SHS  SOLE                300,000   -         -
PSIVIDA LTD                      SPONSORED ADR    74439M107      80    101,044 SHS  SOLE                101,044   -         -
QUINTANA MARITIME LTD            SHS              Y7169G109  12,021    523,109 SHS  SOLE                523,109   -         -
REGIS CORP MINN                  COM              758932107  18,164    649,640 SHS  SOLE                649,640   -         -
RELIANT ENERGY INC               COM              75952B105  11,934    454,800 SHS  SOLE                454,800   -         -
RETAIL VENTURES INC              COM              76128Y102   4,770    937,096 SHS  SOLE                937,096   -         -
RF MICRODEVICES INC              NOTE 0.750% 4/1  749941AG5   4,725  5,000,000 PRN  SOLE                      -   -         -
SEMPRA ENERGY                    COM              816851109   3,094     50,000 SHS  SOLE                 50,000   -         -
SOUTHERN UNION CO                COM              844030106 345,001 11,750,714 SHS  SOLE             11,750,714   -         -
ST JOE CO PUTS                   COM              790148100  15,845    446,200 PUT  SOLE                446,200   -         -
SYBASE INC                       COM              871130100 141,076  5,407,300 SHS  SOLE              5,407,300   -         -
TRANSOCEAN INC                   ORD              G90078109  34,631    241,918 SHS  SOLE                241,918   -         -
TXCO RES INC                     COM              87311M102     609     50,457 SHS  SOLE                 50,457   -         -
UAL CORP PUTS                    COM NEW          902549807   8,915    250,000 PUT  SOLE                250,000   -         -
UDR INC PUTS                     COM              902653104   1,906     96,000 PUT  SOLE                 96,000   -         -
UNION DRILLING INC               COM              90653P105   2,084    132,159 SHS  SOLE                132,159   -         -
UNISOURCE ENERGY CORP            COM              909205106   4,982    157,900 SHS  SOLE                157,900   -         -
UNIT CORP                        COM              909218109  18,500    400,000 SHS  SOLE                400,000   -         -
VECTOR GROUP LTD NOTES           NOTE 5.000%11/1  92240MAE8   7,059  5,000,000 PRN  SOLE                      -   -         -
WALTER INDS INC                  COM              93317Q105   6,990    194,543 SHS  SOLE                194,543   -         -
WCI CMNTYS INC                   COM              92923C104  15,472  4,093,114 SHS  SOLE              4,093,114   -         -
WEINGARTEN REALTY INVESTORS PUTS SH BEN INT       948741103     377     12,000 PUT  SOLE                 12,000   -         -
*WENDYS INTL INC                 COM              950590109 101,190  3,916,013 SHS  SHARED                    -   3,916,013 -
WEYERHAEUSER CO                  COM              962166104  65,747    891,600 SHS  SOLE                891,600   -         -
W-H ENERGY SVCS INC              COM              92925E108  13,284    236,320 SHS  SOLE                236,320   -         -
XCEL ENERGY INC                  COM              98389B100   2,821    125,000 SHS  SOLE                125,000   -         -
XTO ENERGY INC                   COM              98385X106  12,840    250,000 SHS  SOLE                250,000   -         -
ZIX CORP                         COM              98974P100   2,389    519,320 SHS  SOLE                519,320   -         -

                                  Value Total:    3,414,648

                                  Entry Total:    102

*   Represents positions also reported on the 13F Report filed by Nelson Peltz
